Note 29 - Subsequent Event	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
29.	Subsequent event

On
July 2, 2019,
the Company sold its
100%
interest in VivoRex, LLC, for
$1
and recorded a gain for accounting purposes of
$2.276
million as a result of the disposal of onerous contract obligations of
$2.047
million and other liabilities of
$0.302
million, net of cash and other current assets of
$0.073
million. Results of operations for VivoRex, LLC, are reported within the Solar Development operating segment, as disclosed in Note
4.2,
and for the
three
months ended
June 30, 2019
accounted for
$0.1
million (year ended
March 31, 2019:
$1.959
million;
2018:
$0.645
million) of the operating loss reported for this segment.